Employee costs - Disclosure of Average Monthly Number of Persons Employed by the Group (Including Directors) (Details) - numberOfEmployees	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	69,305	70,244	69,130
Discontinued Operations	0	0	21,292
Average number of employees	69,305	70,244	90,422
Manufacturing
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	23,206	23,209	22,946
Selling, general and administration
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	33,503	34,446	34,642
Research and development
Disclosure of employee costs and numbers [line items]
Total Continuing Operations	12,596	12,589	11,542